Prepayments and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allowance for doubtful accounts	¥ 115,380	$ 16,728	¥ 69,417	$ 10,064	¥ 10,051	¥ 862
Third Party [Member]
Allowance for doubtful accounts	¥ 1,655	$ 240	¥ 1,537